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                [LETTERHEAD OF IL ANNUITY AND INSURANCE COMPANY]





                                  May 14, 1997


VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.

                 Re:      IL Annuity and Insurance Company
                          IL Annuity and Insurance Co. Separate Account 1 Post-Effective Amendment No. 6
                          File No. 33-89028

Dear Commissioners:

                 On behalf of IL Annuity and Insurance Company (the "Company") and IL Annuity and Insurance Co. Separate Account 1 (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and statement of additional information for certain deferred variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and statement of additional information contained in Post-Effective Amendment No. 6 to the Form N-4 registration statement for the Account (the "Amendment"). The Amendment was filed electronically with the Securities and Exchange Commission on April 30, 1998 via EDGARLINK.

                                           Sincerely,



                                           /s/ Janis B. Funk
                                           ----------------------------
                                           Janis B. Funk